CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (177,872)	$ (25,788)	¥ (1,441,913)	¥ (1,339,908)
Adjustments to reconcile net loss to net cash generated from operating activities
Depreciation of property and equipment	24,728	3,585	64,756	39,700
Share-based compensation	129,558	18,784	195,214	356,038
Foreign currency remeasurement (gain) loss	55	8	(32)	(38)
Noncash lease expenses	34,203	4,959	100,828	62,997
Loss from disposal of property and equipment	3,833	556
Expected credit loss	1,704	247
Impairment for property and equipment, right-of-use assets and rental deposits			121,294
Impairment for other assets	3,642	528
Changes in operating assets and liabilities:
Accounts receivable	(36,433)	(5,282)
Prepaid expenses and other current assets	15,658	2,270	31,628	(145,137)
Operating lease right-of-use assets	89,708	13,006	(68,269)	(184,517)
Other non-current assets	2,867	416	11,946	(2,760)
Accrued expenses and other current liabilities	(233,123)	(33,800)	(127,431)	213,439
Deferred revenue and customer advances	(201,493)	(29,214)	(354,411)	354,116
Operating lease liabilities	(120,961)	(17,538)	(40,302)	123,082
Net cash used in operating activities	(463,926)	(67,263)	(1,506,692)	(522,988)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of available-for-sale investments	(19,531)	(2,832)
Purchase of property and equipment	(2,763)	(401)	(129,356)	(89,504)
Proceeds from disposal of property and equipment	13,363	1,937	11,753
Net cash used in investing activities	(8,931)	(1,296)	(117,603)	(89,504)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the IPO and from exercising the over-allotment option by the underwriters				2,051,695
Payment of the IPO issuance cost			(9,556)	(18,469)
Repurchase and cancellation of vested options				(528)
Repurchase of ordinary shares	(33,948)	(4,922)
Proceeds from exercise of share options	91	13	10,508	195
Proceeds from the issuance of Series F convertible redeemable preferred shares				849,528
Repayment of short-term borrowings				(85,000)
Net cash generated from (used in) financing activities	(33,857)	(4,909)	952	2,797,421
Effect of exchange rate changes	43,942	6,372	(30,891)	(38,499)
Net increase (decrease) in cash and cash equivalents and restricted cash	(462,772)	(67,096)	(1,654,234)	2,146,430
Cash, cash equivalents and restricted cash at beginning of the year	1,180,898	171,214	2,835,132	688,702
Cash, cash equivalents and restricted cash at end of the year	718,126	104,118	1,180,898	2,835,132
Supplemental schedule of cash flow information
Interest paid				3,031
Non-cash activities
Right-of-use assets obtained in exchange for operating lease obligations	2,298	333	99,667	169,725
Reduction of right-of-use assets and operating lease liabilities due to lease modifications	58,375	8,464	157,379
Payables for purchase of property and equipment	4,083	592	10,229	13,024
Payable related to the IPO issuance cost				9,684
Settlement of amount due from a related party through repurchase of ordinary shares				2,559
Exercise of warrant				1,014
Reconciliation to amounts on the Consolidated Balance Sheets
Cash and cash equivalents	707,895	102,635	1,180,898	2,834,962
Restricted cash	10,231	1,483		170
Cash, cash equivalents and restricted cash at end of the year	¥ 718,126	$ 104,118	¥ 1,180,898	¥ 2,835,132